Risk Management and Financial Instruments - Schedule of Consolidated Financial Statements (Details) - USD ($) $ in Thousands		Mar. 31, 2026	Dec. 31, 2025
Fair value through profit or loss (1)
Financial / Overnight investments	[1]	$ 1,577,850	$ 1,887,853
National treasury bills	[1]	154,015	123,204
Derivative assets	[1]	142,463	155,441
Investment in financial assets at fair value		26,973	49,908
Derivative liabilities		(4,377)	(3,567)
Derivative assets		2,234	161
Amortized cost (2)
Cash at banks	[2]	1,624,299	2,557,740
CME Margin investments	[2]	70,466	105,993
Trade accounts receivable	[2]	3,877,391	4,231,924
Dividends Receivable	[2]	2,550	1,465
Related party receivables	[2]	31,398	41,231
Financial investments	[2]	49,224	45,780
Total	[2]	7,558,863	9,200,700
Amortized cost (2)
Loans and financing	[2]	(21,364,974)	(21,090,568)
Trade accounts payable and supply chain finance	[2]	(6,609,845)	(7,332,559)
Debt with related party	[2]	(176,220)	(190,998)
Lease	[2]	(1,782,154)	(1,767,285)
Dividends Payable	[2]	(1,071,287)
Fair value through profit or loss
Derivative liabilities		(209,648)	(267,214)
Fair value through Other Comprehensive Income
Investment in financial assets at fair value		26,973	49,908
Derivative liabilities		(4,377)	(3,567)
Derivative assets		2,234	161
Total		$ (31,218,505)	$ (30,652,191)

[1]	CDBs are updated at the effective rate but have a short-term and negotiated with financial institutions, and their recognition is similar to fair value; (ii) national treasury bill is recognized according to market value.
[2]	Loans and receivables are classified as amortized cost; the accounts receivable are short-term and net from expected losses.